Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Severance	4	(80)	(230)	(109)
Acquisition and other	(26)	(20)	(21)	(40)
Total severance, acquisition and other costs	(22)	(100)	(251)	(149)